Organization and basis of presentation (Details) - Trivago N.V. - Expedia	Dec. 31, 2025	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Ownership interest, parent, percentage	59.20%	59.50%
Voting interest, parent, percentage	83.90%	84.00%